VictoryShares WestEnd U.S. Sector ETF Investment Risks - VictoryShares WestEnd U.S. Sector ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk [Text Block]	The Fund’s investments are subject to the following principal risks:You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may adversely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel. The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introductions, unpredictable changes in growth rates, and competition for the services of qualified personnel. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Communication Services Sector Risk — Companies in the communication services sector may be dominated by a small number of companies which may lead to additional volatility. These companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances, social media trends and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company's profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies.
Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Consumer Discretionary Sector Risk — Companies in the consumer discretionary sector are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending and may be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, and labor relations.
Consumer Staples Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Consumer Staples Sector Risk — Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, and product cycles. They are subject to government regulation affecting their products, which may negatively impact such companies' performance. Consumer staples companies depend heavily on disposable household income and consumer spending and may be adversely affected by changes impacting consumer spending. Companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile.
Energy Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be adversely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
Materials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Materials Sector Risk — Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.
Real Estate Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Real Estate Sector Risk — Companies in the real estate sector, including real estate investment trusts (“REITs”), are subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state, or local real estate conditions, obsolescence of properties, changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company’s market, and environmental problems. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.
Utilities Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Utilities Sector Risk — Companies in the utilities sector may be adversely affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact these companies. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to companies in the industrial sector. The utilities sector also can be significantly affected by financing difficulties, changes in taxation, natural resource conservation, and commodity price fluctuations.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investing in Other ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in Other ETFs — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder of an ETF. As a result, the Fund's investments in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. In addition, the Fund bears all risks of investment strategies employed by ETFs in which it invests. The Fund does not control the investments of these ETFs, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. ETFs may trade in the secondary market (i.e., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk — Certain large shareholders, including authorized participants and other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Exchange Traded Fund ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and, as a result, is subject to special risks, including:
Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.
Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.
Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.
Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.
Intraday Indicative Value IIV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Intraday Indicative Value (“IIV”) Risk — The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV”). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Tax Efficiency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	◼Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rebalancing Risk — In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise, and the rebalancing may result in high portfolio turnover. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from active and frequent trading may result in higher transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is actively managed. The Adviser’s judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.